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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-57209

                                                                  AUGUST 1, 1999

                           DAVIS GOVERNMENT BOND FUND
                                       AND
                       DAVIS GOVERNMENT MONEY MARKET FUND
                   AUTHORIZED PORTFOLIOS OF DAVIS SERIES, INC.
                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 1999

     The following information supplements and should be read in conjunction with the section of the Funds' Prospectus entitled "Who is Responsible For Your Davis Account."

     Effective August 1, 1999, Creston King, CFA was named portfolio manager of Davis Government Bond Fund and Davis Government Money Market Fund. Mr. King joined Davis Selected Advisers, L.P. on June 30, 1999. Prior to joining Davis Selected Advisers, L.P. Mr. King was a portfolio manager for U.S. Global Investors, Inc. where he managed various money market funds and bond funds.